Expenses from Ordinary Activities	12 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
EXPENSES FROM ORDINARY ACTIVITIES
3.	EXPENSES FROM ORDINARY ACTIVITIES

	Years Ended June 30,
	2020	2019	2018

Research and Development Expenses (1)
Employee expenses	2,698,139	2,645,512	2,223,807
Other research and development expenses	7,400,300	10,337,673	4,474,209

General and Administration Expenses
Depreciation on fixed assets	25,988	29,696	21,799
Depreciation on leased assets	86,439	-	-
Employee expenses (non R&D related)	617,889	735,775	909,756
Consultant and director expenses	742,390	1,477,369	1,279,014
Audit, internal control and other assurance expenses	217,506	208,972	186,660
Corporate compliance expenses	384,705	470,294	351,611
Insurance expenses	628,060	448,769	422,475
Office rental	72,757	132,836	142,233
Other administrative and office expenses	670,405	804,641	902,916

Other gains and losses
Foreign exchange (gain)/loss	(333,055)	(349,064)	270,860

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.